DERIVATIVE FINANCIAL INSTRUMENTS - Details of Foreign Exchange Contracts Pre-Tax Amounts (Detail) (USD $) In Millions, unless otherwise specified					3 Months Ended	12 Months Ended					12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 29, 2012	Jan. 01, 2011	Dec. 28, 2013 Cash Flow Hedges Foreign Exchange Forward	Dec. 29, 2012 Cash Flow Hedges Foreign Exchange Forward	Dec. 28, 2013 Cash Flow Hedges Foreign Exchange Contracts	Dec. 28, 2013 Cash Flow Hedges Foreign Exchange Contracts	Dec. 29, 2012 Cash Flow Hedges Foreign Exchange Contracts	Dec. 28, 2013 Cash Flow Hedges Foreign Exchange Option [Member]	Dec. 29, 2012 Cash Flow Hedges Foreign Exchange Option [Member]	Dec. 28, 2013 Fair Value Hedges	Dec. 28, 2013 Net Investment Hedging Foreign Exchange Contracts	Dec. 29, 2012 Net Investment Hedging Foreign Exchange Contracts	Dec. 28, 2013 Net Investment Hedging Foreign Exchange Contracts Other, net	Dec. 29, 2012 Net Investment Hedging Foreign Exchange Contracts Other, net	Dec. 28, 2013 Notes 5 Point 75 Percent Due 2016 [Member]	Dec. 29, 2012 Notes 5 Point 75 Percent Due 2016 [Member]	Dec. 28, 2013 Notes 5 Point 75 Percent Due 2016 [Member] Fair Value Hedges Interest Rate Risk [Member]	Jan. 31, 2012 Notes 5 Point 75 Percent Due 2016 [Member] Fair Value Hedges Interest Rate Risk [Member]	Dec. 31, 2010 Notes 5 Point 75 Percent Due 2016 [Member] Fair Value Hedges Interest Rate Risk [Member]	Jan. 31, 2012 Notes 3 Point 4 Percent Due in 2021 [Member] Fair Value Hedges Interest Rate Risk [Member]	Dec. 28, 2013 Notes 3 Point 4 Percent Due in 2021 [Member] Fair Value Hedges Interest Rate Risk [Member]	Nov. 30, 2012 Notes 3 Point 4 Percent Due in 2021 [Member] Fair Value Hedges Interest Rate Risk [Member]	Oct. 31, 2012 Notes 3 Point 4 Percent Due in 2021 [Member] Fair Value Hedges Interest Rate Risk [Member]	Dec. 28, 2013 Currency British Pound Sterling [Member] Net Investment Hedging Foreign Exchange Contracts	Dec. 29, 2012 Currency British Pound Sterling [Member] Net Investment Hedging Foreign Exchange Contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Debt Instrument, Face Amount	$ 320.0														$ 300.0
Long-term debt, interest rate		4.25%													5.75%	5.75%	5.75%	5.75%	5.75%	3.40%			3.40%
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Hedging Activities Effect Net Of Tax											(76.8)	(63.3)
Amount Recorded in OCI Gain (Loss)						(5.1)	(11.2)						(21.8)	(47.6)
Effective Portion Recorded in Income Statement													0	0
Ineffective Portion Recorded in Income Statement					0		0						0	0
Derivative, Notional Amount			270.1	154.0				120.0	173.0	950.0								300.0	300.0	400.0		400.0	400.0	979.0	940.6
Payments For Currency Derivatives											3.6	5.8
Payments for (Proceeds from) Hedge, Financing Activities																					(58.2)
Derivative Instruments, Gain (Loss) from Termination to be Amortized Over Remaining Life of Debt Instrument																				$ 44.7